Operating Segment Information - Schedule of Segment Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment assets
Segment assets	$ 2,300,314	$ 2,069,918	$ 1,486,590
Segment liabilities
Segment liabilities	385,377	369,889	193,016
Operating Segments [Member]
Segment assets
Segment assets	711,496	582,479	292,610
Segment liabilities
Segment liabilities	290,618	299,958	149,724
Unallocated Corporate Liabilities [Member]
Segment assets
Segment assets	1,588,818	1,487,439	1,193,980
Segment liabilities
Segment liabilities	94,759	69,931	43,292
Capital Market Solutions [Member] | Operating Segments [Member]
Segment assets
Segment assets
Digital Solutions And Other Services [Member] | Operating Segments [Member]
Segment assets
Segment assets		572	1,480
Segment liabilities
Segment liabilities		16,065	15,621
Media And Entertainment [Member] | Operating Segments [Member]
Segment assets
Segment assets	126,874	137,084	126,028
Segment liabilities
Segment liabilities	1,804	6,525	27,361
Hotel operations, hospitality and VIP services [Member] | Operating Segments [Member]
Segment assets
Segment assets	376,349	292,335	85,495
Segment liabilities
Segment liabilities	288,814	277,368	106,742
Strategic Investment [Member] | Operating Segments [Member]
Segment assets
Segment assets	$ 208,273	$ 152,488	$ 79,607